Operating Segment Data - Summary of Profit (Loss) of Operating Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated income from continuing operations before income taxes		$ 23,992		$ 275,123	$ 91,643
Interest expense, net		(25,942)		(27,097)	(19,415)
Other expense, net		(2,323)		(677)	(111)
Gain on equity method investment		4,533		11,029	0
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated income from continuing operations before income taxes	[1]	83,806		63,199	95,714
Operating Segments | Ergobaby
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated income from continuing operations before income taxes		22,157	[1]	18,147	12,616	[1]
Operating Segments | FOX
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated income from continuing operations before income taxes	[1]	0		17,292	38,781
Operating Segments | Liberty
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated income from continuing operations before income taxes	[1]	11,858		(2,717)	12,458
Operating Segments | Manitoba Harvest
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated income from continuing operations before income taxes	[1]	(6,150)
Operating Segments | ACI
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated income from continuing operations before income taxes	[1]	24,144		22,455	22,945
Operating Segments | Arnold Magnetics
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated income from continuing operations before income taxes	[1],[2]	7,584		7,095	8,914
Operating Segments | Clean Earth Holdings
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated income from continuing operations before income taxes	[1],[3]	11,013		2,737	0
Operating Segments | Sterno Candle Lamp
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated income from continuing operations before income taxes	[1],[4]	13,200		(1,810)	0
Reconciliation of Segment to Consolidated
Segment Reporting, Revenue Reconciling Item [Line Items]
Interest expense, net		(25,924)		(27,060)	(19,378)
Other expense, net		(2,323)		(593)	(123)
Gain on equity method investment		4,533		11,029	0
Reconciliation of Segment to Consolidated | Corporate and Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Total consolidated income from continuing operations before income taxes	[5]	$ (36,100)		$ 228,548	$ 15,430

[1]	Segment profit (loss) represents operating income (loss).
[2]	(2)Results from the year ended December 31, 2015 include $1.1 million of acquisition related costs in connection with the acquisition of Manitoba Harvest, $0.4 million acquisition related costs in connection with Manitoba Harvest's acquisition of HOCI, $3.1 million of cost of goods sold expense related to the amortization of the step-up in inventory basis resulting from the purchase price allocation of Manitoba Harvest, and $0.5 million in integration service fees paid to CGM.
[3]	(3)The year ended December 31, 2014 includes $1.9 million of acquisition related costs incurred in connection with the acquisition of Clean Earth, and $0.6 million in integration service fees paid t
[4]	M. The year ended December 31, 2015 includes $1.9 million in integration service fees paid to CGM.(4)The year ended December 31, 2014 includes $2.8 million of acquisition related costs incurred in connection with the acquisition of Sterno, $2.0 million of cost of goods sold expense related to the amortization of the step-up in inventory basis resulting from the purchase price allocation of Sterno, and $0.4 million in integration service fees paid
[5]	(5)Primarily relates to the gain on the deconsolidation of FOX during 2014, the supplemental put reversal as a result of termination of the MSA during 2013, and management fees expensed and payabl